STOCK OPTIONS (DETAILS TEXTUAL) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock Option [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 27	$ 3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0	$ 0
Option Plan 2010 [Member]
Stock Option [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	600,000